UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File No:   028-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Christine M. Smyth
Title:         Business Manager
Phone:         (414) 289-9080
Signature, Place, and Date of Signing:


/s/Christine M. Smyth   Milwaukee, Wisconsin  November 7, 2001
______________________ _____________________  ________________
     (Signature)           (City/State)            (Date)

Report Type (Check only one.):

[ X ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           57

Form 13F Information Table Value Total:   $ 156, 222 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


Marietta Investment Partners
FORM 13F
30-Sep-01
                                                                                         Voting Authority
                                Title
Name of Issuer                    of                Value  Shares/ Sh/  Put/ Invstmt Othr
                                class   CUSIP     (x$1000) Prn Amt Prn  Call Dscretn Mgrs  Sole    Shrd None
------------------------------  -----  ----------  ------  ------  ---  ---  ------- ----  ------  ----  ----
ABBOTT LABS                     COM    002824100     2,375  45,800  SH        Sole          45,800
AIR PRODS & CHEMS INC.          COM    009158106       712  18,452  SH        Sole          18,452
AMERICAN INTL GROUP             COM    026874107    10,613 136,064  SH        Sole         136,064
AMGEN INC.                      COM    031162100     4,537  77,192  SH        Sole          77,192
ANADARKO PETE CORP.             COM    032511107       642  13,362  SH        Sole          13,362
ANHEUSER BUSCH COS INC.         COM    035229103       379   9,052  SH        Sole           9,052
AOL TIME WARNER INC.            COM    00184A105     3,775 114,063  SH        Sole         114,063
APACHE CORP.                    COM    037411105       413   9,600  SH        Sole           9,600
AUTOMATIC DATA PROCESS          COM    053015103     5,058 107,523  SH        Sole         107,523
BP PLC                          COM    055622104       239   4,853  SH        Sole           4,853
BRISTOL MYERS SQUIBB            COM    110122108     4,103  73,848  SH        Sole          73,848
CARDINAL HEALTH INC.            COM    14149Y108     1,194  16,141  SH        Sole          16,141
CISCO SYS INC.                  COM    17275R102     1,155  94,853  SH        Sole          94,853
CITIGROUP INC.                  COM    172967101     4,143 102,300  SH        Sole         102,300
COCA COLA CO.                   COM    191216100     2,018  43,080  SH        Sole          43,080
DOLLAR GEN CORP.                COM    256669102       371  31,673  SH        Sole          31,673
E M C CORP MASS                 COM    268648102     1,165  99,168  SH        Sole          99,168
EMERSON ELEC CO.                COM    291011104     3,205  68,099  SH        Sole          68,099
EXXON MOBIL CORP.               COM    30231G102     1,502  38,112  SH        Sole          38,112
FIFTH THIRD BANCORP             COM    316773100     2,781  45,234  SH        Sole          45,234
FISERV INC.                     COM    337738108     8,348 244,102  SH        Sole         244,102
GENERAL ELEC CO.                COM    369604103     9,654 259,506  SH        Sole         259,506
HEALTH MGMT ASSOC INC. CL A     COM    421933102       219  10,563  SH        Sole          10,563
HOME DEPOT INC.                 COM    437076102     2,929  76,330  SH        Sole          76,330
ILLINOIS TOOL WKS INC.          COM    452308109       414   7,650  SH        Sole           7,650
INTEL CORP.                     COM    458140100       997  48,777  SH        Sole          48,777
INTERNATIONAL BUS MACH          COM    459200101     2,175  23,562  SH        Sole          23,562
JOHNSON & JOHNSON               COM    478160104     7,010 126,540  SH        Sole         126,540
KIMBERLY CLARK CORP.            COM    494368103     4,322  69,717  SH        Sole          69,717
KOHLS CORP.                     COM    500255104     5,059 105,404  SH        Sole         105,404
LILLY ELI & CO.                 COM    532457108       508   6,300  SH        Sole           6,300
MARSHALL & ILSLEY CORP.         COM    571834100       306   5,400  SH        Sole           5,400
MBNA CORP.                      COM    55262L100       348  11,501  SH        Sole          11,501
MCDONALDS CORP.                 COM    580135101       347  12,800  SH        Sole          12,800
MEDTRONIC INC.                  COM    585055106     9,001 206,922  SH        Sole         206,922
MERCK & CO INC.                 COM    589331107     4,946  74,260  SH        Sole          74,260
MICROSOFT CORP.                 COM    594918104     5,630 110,020  SH        Sole         110,020
MOLEX INC. CL A                 COM    608554200     4,854 199,771  SH        Sole         199,771
NORTHERN TR CORP.               COM    665859104       583  11,100  SH        Sole          11,100
PAYCHEX INC.                    COM    704326107       204   6,485  SH        Sole           6,485
PEPSICO INC.                    COM    713448108       299   6,162  SH        Sole           6,162
PFIZER INC.                     COM    717081103     2,985  74,440  SH        Sole          74,440
PROCTER & GAMBLE CO.            COM    742718109     2,804  38,525  SH        Sole          38,525
ROYAL DUTCH PETE CO. NY REG GLD COM    780257804     1,827  36,350  SH        Sole          36,350
SALOMON BROTHERS FD COM         COM    795477108       297  25,000  SH        Sole          25,000
SCHLUMBERGER LTD.               COM    806857108     3,069  67,153  SH        Sole          67,153
SOLECTRON CORP.                 COM    834182107     1,246 106,958  SH        Sole         106,958
STATE STR CORP.                 COM    857477103     7,017 154,216  SH        Sole         154,216
SUN MICROSYSTEMS INC.           COM    866810104       200  24,153  SH        Sole          24,153
TARGET CORP.                    COM    87612E106       730  23,000  SH        Sole          23,000
TEXAS INSTRS INC.               COM    882508104       436  17,446  SH        Sole          17,446
TRI CONTL CORP.                 COM    895436103       509  27,831  SH        Sole          27,831
TYCO INTL LTD. NEW              COM    902124106     3,454  75,903  SH        Sole          75,903
VERIZON COMMUNICATIONS          COM    92343V104     4,320  79,834  SH        Sole          79,834
WAL MART STORES INC.            COM    931142103     2,088  42,191  SH        Sole          42,191
WALGREEN CO.                    COM    931422109     2,571  74,663  SH        Sole          74,663
WELLS FARGO & CO. NEW           COM    949746101     4,136  93,051  SH        Sole          93,051
REPORT SUMMARY                   57                156,222